Consolidated Statement of Changes in Shareholder’s Deficit - USD ($)	Ordinary shares Breeze Holdings Acquisition Corp.	Ordinary shares	Additional paid-in capital Breeze Holdings Acquisition Corp.	Additional paid-in capital	Accumulated deficit Breeze Holdings Acquisition Corp.	Accumulated deficit	Breeze Holdings Acquisition Corp.	Total
Balance at Dec. 31, 2022	$ 315				$ (6,532,077)		$ (6,531,762)
Balance (in Shares) at Dec. 31, 2022	3,140,000
Re-measurement of Common Stock to redemption value					(544,550)		(544,550)
Excise taxes payable					(56,270)		(56,270)
Net loss					(2,549,111)		(2,549,111)
Balance at Dec. 31, 2023	$ 315				(9,682,008)		(9,681,693)
Balance (in Shares) at Dec. 31, 2023	3,140,000
Re-measurement of Common Stock to redemption value					(866,056)		(866,056)
Excise taxes payable					(104,171)		(104,171)
Net loss					(2,304,638)		(2,304,638)
Balance at Dec. 31, 2024	$ 315	$ 0			(12,956,873)	$ (66,441)	(12,956,558)	$ (66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000
Balance at Feb. 06, 2024
Balance (in Shares) at Feb. 06, 2024
Issuance of ordinary shares		$ 0						0
Issuance of ordinary shares (in Shares)		1,000
Net loss						(66,441)		(66,441)
Balance at Dec. 31, 2024	$ 315	$ 0			$ (12,956,873)	$ (66,441)	$ (12,956,558)	$ (66,441)
Balance (in Shares) at Dec. 31, 2024	3,140,000	1,000